SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
22. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Based on management’s assessment, the Group has determined that it has four operating segments which are Tutoring, K-12 Schools, Career Enhancement and Others. These four operating segments are also identified as reportable segments. The reportable segments of tutoring and K-12 schools are grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segments of career enhancement was classified under the “Better Jobs” division because the segments offer services and programs that facilitate post-secondary students to obtain more attractive employment opportunities. The reportable segment of Others represents the intellectualized operational services provided, and was classified under the “Others” division. This segment provide intellectualized operational services to corporate clients, colleges and universities, which is to design, purchase, modify and integrate electronic equipment and devices, and develop mobile APP for end users to utilize office facilities, manage resources and administrative matters according to our clients’ office or teaching space, human resource deployments and office/classroom administration requirements.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, gross profit, operating expenses, other income (expense), (loss) income before income tax and non-controlling interests and total assets as follows. Discontinued operations have been excluded from the segment information for periods presented.

For the year ended December 31, 2015

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	54,888	186,747	241,635	154,080	395,715
Cost of revenues	(41,048)	(116,819)	(157,867)	(88,078)	(245,945)
GROSS PROFIT	13,840	69,928	83,768	66,002	149,770

OPERATING EXPENSES
Selling and marketing	(7,690)	(964)	(8,654)	(38,976)	(47,630)
General and administrative	(18,601)	(37,787)	(56,388)	(48,337)	(104,725)
Research and development	(1,773)	-	(1,773)	(321)	(2,094)
Impairment loss	(2,702)	-	(2,702)	(7,630)	(10,332)
Unallocated corporate expenses	-	-	-	-	(341,023)
Total operating expenses	(30,766)	(38,751)	(69,517)	(95,264)	(505,804)

OPERATING (LOSS) INCOME	(16,926)	31,177	14,251	(29,262)	(356,034)

OTHER INCOME (EXPENSE)
Interest (expenses) income, net	(307)	22	(285)	(2,100)	(2,385)
Foreign exchange gain, net	10	-	10	24	34
Other (loss) income, net	(7,966)	(237)	(8,203)	665	(7,538)
Loss (income) on reconsolidation of previously deconsolidated entities	(23,908)	-	(23,908)	6,439	(17,469)
Gain on sale of investment available for sale	-	1,971	1,971	-	1,971
Unallocated corporate other expenses	-	-	-	-	(13,984)
Total other (expenses) income	(32,171)	1,756	(30,415)	5,028	(39,371)

(LOSS) INCOME BEFORE INCOME TAX, NON-CONTROLLING INTERESTS AND DISCONTINUED OPERATIONS	(49,097)	32,933	(16,164)	(24,234)	(395,405)

For the year ended December 31, 2016

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	47,985	222,592	270,577	141,439	412,016
Cost of revenues	(33,465)	(137,833)	(171,298)	(67,444)	(238,742)
GROSS PROFIT	14,520	84,759	99,279	73,995	173,274

OPERATING EXPENSES
Selling and marketing	(5,516)	(1,065)	(6,581)	(30,810)	(37,391)
General and administrative	(21,929)	(42,205)	(64,134)	(34,023)	(98,157)
Research and development	(1,445)	-	(1,445)	(924)	(2,369)
Impairment loss	(21,779)	-	(21,779)	(623)	(22,402)
Unallocated corporate expenses	-	-	-	-	(56,986)
Total operating expenses	(50,669)	(43,270)	(93,939)	(66,380)	(217,305)

OPERATING (LOSS) INCOME	(36,149)	41,489	5,340	7,615	(44,031)

OTHER INCOME (EXPENSE)
Interest income	106	106	212	186	398
Foreign exchange gain, net	-	-	-	12	12
Other (loss) income, net	(2,514)	195	(2,319)	(1,714)	(4,033)
Gain on sale of investment available for sale	-	2,464	2,464	138	2,602
Unallocated corporate other income	-	-	-	-	13,945
Total other (expenses) income	(2,408)	2,765	357	(1,378)	12,924

(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(38,557)	44,254	5,697	6,237	(31,107)

Segment assets	118,083	363,317	481,400	187,362	668,762
Unallocated corporate assets	-	-	-	-	284,261
TOTAL ASSETS	118,083	363,317	481,400	187,362	953,023

For the year ended December 31, 2017

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Others	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	55,371	232,433	287,804	144,950	11,170	443,924
Cost of revenues	(26,426)	(152,509)	(178,935)	(70,465)	(6,995)	(256,395)
GROSS PROFIT	28,945	79,924	108,869	74,485	4,175	187,529

OPERATING EXPENSES
Selling and marketing	(4,220)	(1,356)	(5,576)	(26,656)	-	(32,232)
General and administrative	(16,411)	(40,681)	(57,092)	(34,466)	(12)	(91,570)
Research and development	(241)	-	(241)	(407)	-	(648)
Unallocated corporate expenses	-	-	-	-	-	(60,774)
Total operating expenses	(20,872)	(42,037)	(62,909)	(61,529)	(12)	(185,224)

OPERATING INCOME	8,073	37,887	45,960	12,956	4,163	2,305

OTHER INCOME (EXPENSE)
Interest income	252	804	1,056	171	-	1,227
Foreign exchange gain, net	-	-	-	47	-	47
Gain on disposal of subsidiaries	4,540	-	4,540	-	-	4,540
Other income (loss), net	10,402	1,025	11,427	(4,348)	-	7,079
Gain on sale of investment available for sale	-	5,594	5,594	1,958	-	7,552
Unallocated corporate other income	-	-	-	-	-	32,789
Total other income (loss)	15,194	7,423	22,617	(2,172)	-	53,234

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	23,267	45,310	68,577	10,784	4,163	55,539

Segment assets	118,403	370,251	488,654	172,690	8,085	669,429
Unallocated corporate assets	-	-	-	-	-	307,991
TOTAL ASSETS	118,403	370,251	488,654	172,690	8,085	977,420

The Group primarily operates in the PRC and US. Substantially most of the Group’s long-lived assets are located in the PRC and US.